Summary of Accounting Policies - Additional Information (Details) $ in Thousands		12 Months Ended
	Feb. 18, 2025	Dec. 31, 2024 USD ($) Segment Installment	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021
Significant Accounting Policies [Line Items]
ADS to ordinary share ratio		1	1	1	1
ADS ratio change		On February 18, 2025, the Company completed a ratio change whereby the ratio of its ADSs to ordinary shares was changed from one ADS representing one ordinary share to one ADS representing twenty ordinary shares (the “ADS Ratio Change”). All metrics that are presented as of a date in 2025, including references to price per ADS and a specific number of ADSs, RSUs or stock options, reflect the new ADS to ordinary share ratio of 1:20.
Number of operating segments aggregated to form reportable segments | Segment		0
Realizing period of current asset		12 months
Cash or cash equivalent unless restricted settling liability period		12 months
Settling period of current liability		12 months
Customer distribution costs		$ 50,700	$ 51,700	$ 61,300
Deferring settlement period of current liability		12 months
Short term lease term		12 months or less
Employee benefits settlement period		within 12 months
Premium expenses		$ 8,871	9,542	$ 9,208
ADS Ratio Change
Significant Accounting Policies [Line Items]
ADS to ordinary share ratio	0.05
Employee stock options (ESOPs) and Restricted Stock Units (RSUs)
Significant Accounting Policies [Line Items]
Awards vesting description		The awards only have a service condition whereby the awards vest in 12-month installments over 36 months. Each of the installments are treated as separate awards which are expensed on a linear basis for each installment period i.e., 12 months, 24 months, and 36 months; this will result in a front-loaded IFRS 2 charge.
Number of installments | Installment		12
Vesting period		36 months
Alecta
Significant Accounting Policies [Line Items]
Expected premiums		$ 800
Premium expenses		$ 800	$ 1,000
Preliminary percentage of collective consolidation level		162.00%
Trademarks, Patents and Similar Rights
Significant Accounting Policies [Line Items]
Intangible assets, estimated useful life		5 years
Bottom of Range | Alecta
Significant Accounting Policies [Line Items]
Percentage of insurance obligations in collective consolidation level		125.00%
Bottom of Range | Capitalized Development Expenditure
Significant Accounting Policies [Line Items]
Intangible assets, estimated useful life		3 years
Top of Range | Alecta
Significant Accounting Policies [Line Items]
Percentage of insurance obligations in collective consolidation level		170.00%
Top of Range | Capitalized Development Expenditure
Significant Accounting Policies [Line Items]
Intangible assets, estimated useful life		5 years